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AIM TAX-EXEMPT CASH FUND


SEMIANNUAL REPORT
SEPTEMBER 30, 1995

CHAIRMAN'S LETTER


                   Dear Shareholder:

                   Money market investors continued to enjoy attractive,
                   relatively stable current income, even as money fund yields began to reflect the gradual decline in interest rates. At the close of the six months ended September 30, 1995, AIM
   [Photo of       Tax-Exempt Cash Fund posted a seven-day effective
Charles T. Bauer,  annualized yield of 2.99%.
 Chairman of         During the reporting period, the most significant event
the Board of the   affecting yields on money market securities came in July when
 Fund, appears     the Federal Reserve Bank lowered short-term interest rates by
     here]         0.25%. Lower interest rates caused current income on money market securities to slip slightly from previous months.
                   However, yields on money market securities have remained considerably higher than one year ago. Money market mutual funds, in particular, continued to outperform returns produced by bank money market deposit accounts.
  AIM Tax-Exempt Cash Fund compared favorably to bank money market deposit accounts, especially on a tax-adjusted yield basis. As of September 30, 1995, the taxable equivalent on the Fund's seven-day effective annualized yield was 4.95%, when adjusted for the highest marginal federal income tax rate of 39.6%. The Bank Rate Monitor, which tracks yields on bank money market deposit accounts, reported the seven-day average yield on those accounts stood at 2.82% as of September 30, 1995. Of course, bank money market deposit accounts are guaranteed by the FDIC as to interest and principal. The taxable equivalent yield is calculated in the same manner as the standard yield with an adjustment for a stated, assumed tax rate.
  The Fund's overall performance was facilitated by its adherence to a strict investment discipline of purchasing only securities of superior credit quality. Specifically, the Fund invests only in "Eligible Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940. "Eligible Securities" are securities rated in one of the two highest categories by two nationally recognized statistical rating organizations, or if unrated, are determined by the Fund's Board of Directors to be of comparable quality to a rated security that meets such quality standards. As with any money market mutual fund, your investment in the Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
  During the reporting period, the Fund extended its weighted average maturity to 48.9 days. Approximately 68% of the portfolio was invested in money market instruments maturing in seven days or less. More than 15% of the portfolio was invested at maturities ranging from eight to 90 days, and approximately 16% of the portfolio was invested in securities maturing in 120 to 181 days or more. Generally, longer average maturity in a money market fund has the effect of allowing fund managers to retain higher yields when interest rates are falling, which last occurred in July.
  While most analysts believe short-term interest rates should remain relatively stable, seasonal increases in new issue supply of commercial paper and other short-term securities anticipated in late December could raise money fund rates temporarily until mid-January.
  We are pleased to send you this report concerning AIM Tax-Exempt Cash Fund. As always, we welcome your comments about this report or about this Fund. You may reach us by calling 800-246-5463.

Respectfully submitted,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

FINANCIALS


SCHEDULE OF INVESTMENTS

September 30, 1995
(Unaudited)

                                               RATING(a)    PAR
                                              S&P  MOODY'S (000)        VALUE
 SHORT-TERM MUNICIPAL SECURITIES-98.05%

 ARIZONA-2.89%

 Maricopa (County of) (Samaritan Health
  Services);
  Arizona Industrial Development Authority
  Series 1985 A RB
    8.00%, 12/01/95(b)                        AAA  Aaa     $  850 $   855,204
-----------------------------------------------------------------------------

 COLORADO-2.70%

 Colorado Housing Finance Authority (Grant
  Plaza Project);
  Multi-Family Mortgage Series 1991 A RB
    4.525%, 11/01/09(c)(d)                    A-1+ --         800     800,000
-----------------------------------------------------------------------------

 DISTRICT OF COLUMBIA-4.22%

 District of Columbia (Columbia Hospital
  for Women);
  Variable Rate Demand Series 1988 A RB
    4.60%, 07/01/20(c)(d)                       -- VMIG-1   1,100   1,100,000
-----------------------------------------------------------------------------
 District of Columbia (The Catholic
  University of America Issue);
  Series 1993 RB
    4.20%, 10/01/95(b)                        AAA  --         150     150,000
-----------------------------------------------------------------------------
                                                                    1,250,000
-----------------------------------------------------------------------------

 FLORIDA-6.08%

 Florida Housing Finance Agency (Monterey
  Meadows Apartments);
  Multi-Family Housing Series 1985-YY RB
    4.35%, 12/01/07(c)(d)                     A-1  --         800     800,000
-----------------------------------------------------------------------------
 Jacksonville (City of) (Baptist Medical
  Center);
  Health Facilities Authority RB
    4.60%, 06/01/08(c)(d)                     A-1+ VMIG-1   1,000   1,000,000
-----------------------------------------------------------------------------
                                                                    1,800,000
-----------------------------------------------------------------------------

 GEORGIA-0.34%

 Atlanta (City of) (Underground Atlanta
  Project);
  Georgia Downtown Development Authority
  IDR
    6.80%, 10/01/95                           AA   Aa         100     100,007
-----------------------------------------------------------------------------

 ILLINOIS-3.72%

 Illinois Development Finance Authority
  (Olin Corporation);
  Variable Rate Refunding Series 1993 D RB
    4.55%, 03/01/16(c)(d)                     A-1+ --         600     600,000
-----------------------------------------------------------------------------
 Illinois (State of); Series 1986 GO
    5.50%, 12/01/95                           AA-  A1         500     501,364
-----------------------------------------------------------------------------
                                                                    1,101,364
-----------------------------------------------------------------------------

 LOUISIANA-4.72%

 Plaquemine Port Harbor and Terminal
  Authority (TECO Energy, Inc.); Marine
  Terminal Facility Series B Refunding RB
    3.80%, 12/06/95(e)                        --   P-1      1,400   1,400,000
-----------------------------------------------------------------------------

 MARYLAND-2.36%

 Maryland Industrial Development Financing
  Authority (Liberty Medical Center);
  Variable Rate Demand/Fixed Rate 1989
  Issue Refunding RB
    4.50%, 07/01/18(c)(d)                     --   A1         700     700,000
-----------------------------------------------------------------------------

FINANCIALS

                                                RATING(a)   PAR
                                               S&P MOODY'S (000)        VALUE
 MICHIGAN-7.43%

 Michigan State Hospital Finance Authority
  (Hospital Equipment Loan Program);
  Adjustable Series 1995 A RB
    4.45%, 12/01/23(c)(d)                      --  VMIG-1  $1,000 $ 1,000,000
-----------------------------------------------------------------------------
 Michigan Strategic Fund (Consumer's Power
  Corporation); Pollution Control Variable
  Rate Demand Series 1988 A RB
    4.40%, 04/15/18(c)(d)                      --  P-1      1,000   1,000,000
-----------------------------------------------------------------------------
 Plymouth (Township of) Economic Development
  Corporation (Key International Project);
  Variable Rate Demand Series 1984 RB
    3.85%, 07/01/04(c)(d)(f)                   --  --         200     200,000
-----------------------------------------------------------------------------
                                                                    2,200,000
-----------------------------------------------------------------------------

 MINNESOTA-1.71%

 Minnesota (State of) (Water Pollution
  Control); Public Facilities Authority
  Series A RB
    6.35%, 03/01/96                            AAA Aa         500     505,675
-----------------------------------------------------------------------------

 MISSISSIPPI-1.18%

 Jackson (City of) Jackson Public School
  District; Refunding Series 1995 GO
    4.10%, 04/01/96(b)                         AAA Aaa        350     350,000
-----------------------------------------------------------------------------

 MONTANA-4.05%

 Missoula (County of) (Washington
  Corporations Project); Floating Rate
  Monthly Demand Series 1984 IDR
    3.80%, 11/01/04(c)(d)(f)                   --  --       1,200   1,200,000
-----------------------------------------------------------------------------

 NEVADA-1.69%

 Nevada (State of) (FMC Corporation
  Project); State Dept. of Commerce Series
  1985 IDR
    4.00%, 09/15/96(d)(e)                      --  VMIG-1     500     500,000
-----------------------------------------------------------------------------

 NEW YORK-8.98%

 Merrill Lynch Group Float Program; Power
  Supply System Series 1993 A RB
    4.50%, 01/01/16(b)(c)(g)                   --  VMIG-1   1,260   1,260,000
-----------------------------------------------------------------------------
 New York (City of); Fiscal 1994 Series A
  Adjustable Rate Bonds,
  Subseries A-4 GO
    4.80%, 08/01/23(c)(d)                      A-1 VMIG-1   1,400   1,400,000
-----------------------------------------------------------------------------
                                                                    2,660,000
-----------------------------------------------------------------------------

 NORTH CAROLINA-1.84%

 Durham (County of); Public Improvement
  Series 1987 GO
    7.00%, 02/01/96(h)                         AAA NRR        440     444,101
-----------------------------------------------------------------------------
 New Hanover County Industrial Facilities
  and Pollution Control Financing Authority
  (Gang-Nail Systems, Inc. Project); Series
  1984 IDR
    4.45%, 12/01/99(c)(d)                      --  P-1        100     100,000
-----------------------------------------------------------------------------
                                                                      544,101
-----------------------------------------------------------------------------

FINANCIALS

                                               RATING(a)    PAR
                                              S&P  MOODY'S (000)        VALUE
 OHIO-4.91%

 Cleveland (City of) (Waterfront Transit
  Line Project); Regional Transit
  Authority of Ohio Certificates of
  Participation
    9.10%, 07/01/96(b)                       AAA   Aaa     $  150 $   155,406
-----------------------------------------------------------------------------
 Delaware (County of) (Radiation
  Sterilizers, Inc.); Series 1984 IDR
    3.85%, 12/01/04(c)(d)                    A-1   --         300     300,000
-----------------------------------------------------------------------------
 Ohio (State of) (The Cincinnati Gas &
  Electric Company Project); Air Quality
  Development Authority Refunding Series
  1995 A RB
    4.50%, 09/01/30(c)(d)                    --    VMIG-1   1,000   1,000,000
-----------------------------------------------------------------------------
                                                                    1,455,406
-----------------------------------------------------------------------------

 OREGON-1.52%

 Klamath Falls (City of) (Salt Caves
  Hydroelectric Project); Fixed Adjustable
  Rate Series 1986 B RB
    4.40%, 05/01/96(e)(h)                    SP-1+ NRR        450     450,000
-----------------------------------------------------------------------------

 PENNSYLVANIA-9.79%

 Allegheny (County of); Series 1972 GO
    5.25%, 11/01/95(h)                       NRR   Aaa        250     250,215
-----------------------------------------------------------------------------
 Beaver (County of) Industrial Development
  Authority (Duquesne Light Company
  Project); Pollution Control Series 1994
  Refunding RB
    4.50%, 10/10/95(d)(e)                    --    VMIG-1     550     550,000
-----------------------------------------------------------------------------
 Beaver (County of) Industrial Development
  Authority (Ohio Edison Company);
  Pollution Control Series A RB
    3.45%, 10/01/95(d)                       A-1+  P-1        500     499,983
-----------------------------------------------------------------------------
 Delaware (County of) Industrial
  Development Authority (Scotfoam
  Corporation Project); Variable Rate
  Demand Series 1985 IDR
    3.85%, 10/01/05(c)(d)(f)                 --    --       1,000   1,000,000
-----------------------------------------------------------------------------
 Delaware (County of) Industrial
  Development Authority (Scott Paper
  Company Project); Variable Rate Demand
  Series 1984 D RB
    4.40%, 12/01/18(c)(d)                    A-1+  Aa2        600     600,000
-----------------------------------------------------------------------------
                                                                    2,900,198
-----------------------------------------------------------------------------

 TENNESSEE-4.39%

 Industrial Development Board of the
  Metropolitan Government of Nashville &
  Davidson County (Amberwood, Ltd.
  Project); Multi-family Housing Series
  1993 A RB
    4.64%, 07/01/13(c)(d)                    --    VMIG-1   1,300   1,300,000
-----------------------------------------------------------------------------

FINANCIALS

                                                RATING(a)    PAR
                                               S&P  MOODY'S (000)        VALUE
 TEXAS-13.44%

 Cameron (County of); Series 1995
  Certificates of Participation
    7.50%, 02/01/96(b)                         AAA  Aaa     $  165 $   166,559
------------------------------------------------------------------------------
 Hockley (County of); Industrial
  Development Corporation (Amoco Project);
  Adjustable-Rate Pollution Control Series
  1983 RB
    3.65%, 03/01/96(e)                         A-1+ Aa1      1,300   1,299,197
------------------------------------------------------------------------------
 Houston (City of); Certificates of
  Obligation Series 1993 B
    4.20%, 04/01/14(c)                         A-1+ VMIG-1   1,000   1,000,000
------------------------------------------------------------------------------
 Lower Colorado River Authority Series; B
  Commercial Paper Notes
    3.90%, 10/11/95                            A-1+ P-1      1,000   1,000,000
------------------------------------------------------------------------------
 Texas A&M University; Reserves Combined
  Fee RB
    7.625%, 07/01/96(e)(h)                     AAA  Aaa        500     514,654
------------------------------------------------------------------------------
                                                                     3,980,410
------------------------------------------------------------------------------

 UTAH-0.98%

 Utah State School Finance Cooperative
  (Capital Improvements Financing Pool);
  Series 1988 RB
    8.375%, 02/15/96(e)(h)                     AAA  Aaa        285     289,849
------------------------------------------------------------------------------

 VIRGINIA-3.37%

 Virginia Housing Development Authority
  (AHC Service Corp.);
  Series 1987 A RB
    4.50%, 09/01/17(c)(d)                      --   P-1      1,000   1,000,000
------------------------------------------------------------------------------

 WASHINGTON-1.69%

 Industrial Development Corporation of Port
  Townsend (Port Townsend Paper Corp.
  Project); Series 1988 A Refunding RB
    4.35%, 03/01/09(c)(d)                      --   VMIG-1     500     500,000
------------------------------------------------------------------------------

 WEST VIRGINIA-4.05%

 Berkley (County of) West Virginia Board of
  Education Public Schools; Unlimited Tax
  Series 1995 GO
    6.05%, 06/01/96(b)                         AAA  Aaa        690     700,073
------------------------------------------------------------------------------
 West Virginia Hospital Finance Authority
  (VHA Mid-Atlantic States, Inc. Capital
  Asset Financing Program); Series 1985 G
  RB
    4.20%, 12/01/25(b)(c)                      A-1  Aaa        500     500,000
------------------------------------------------------------------------------
                                                                     1,200,073
------------------------------------------------------------------------------
    Total Short-Term Municipal Securities                           29,042,287
------------------------------------------------------------------------------

FINANCIALS

                                                 PAR           VALUE
 REPURCHASE AGREEMENT(i)-0.03%

Daiwa Securities America, Inc.
    6.50%, 10/02/95(j)(k)                    $     8,884 $     8,884
-----------------------------------------------------------------------
    Total Repurchase Agreement                                 8,884
-----------------------------------------------------------------------
    TOTAL INVESTMENTS-98.08%                              29,051,171(l)
-----------------------------------------------------------------------
    OTHER ASSETS LESS LIABILITIES-1.92%                      568,303
-----------------------------------------------------------------------
    NET ASSETS-100.00%                                   $29,619,474
=======================================================================

ABBREVIATIONS:

GO  -General Obligation Bonds
IDR -Industrial Development Revenue Bonds
NRR -Not re-rated
RB  -Revenue Bonds

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security.

(b) Secured by bond insurance.

(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than 13 months. Interest rate is redetermined periodically. Rate shown was the rate in effect on 09/30/95.

(d) Secured by a letter of credit.

(e) Subject to an irrevocable call or mandatory put by the issuer. Maturity date and value reflect such call or put.

(f) Unrated; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.

(g) The Fund may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include variable rate instruments. These instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional right to put its certificate at par value plus accrued interest. Because synthetic municipal instruments involve a trust and a third party conditional put feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

(h) Secured by an escrow fund of U.S. Treasury obligations.

(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.

(j) Interest does not qualify as exempt interest for federal tax purposes.

(k) Joint repurchase agreement entered into 09/29/95 with a maturing value of $504,321,256. Collateralized by $522,938,000 U.S. Treasury obligations, 0.00% to 8.375% due 03/28/96 to 04/30/00.

(l) Cost for federal income tax purposes is $29,047,851.

See Notes to Financial Statements.

FINANCIALS

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1995
(Unaudited)

ASSETS:

Investments at value (amortized cost)                     $   29,051,171
------------------------------------------------------------------------
Receivable for investments sold                                  500,055
------------------------------------------------------------------------
Interest receivable                                              199,124
------------------------------------------------------------------------
Investment for deferred compensation plan                         11,049
------------------------------------------------------------------------
Other assets                                                      54,463
------------------------------------------------------------------------
    Total assets                                              29,815,862
------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                          156,126
------------------------------------------------------------------------
  Dividends                                                        1,559
------------------------------------------------------------------------
  Deferred compensation                                           11,049
------------------------------------------------------------------------
Accrued advisory fees                                              8,570
------------------------------------------------------------------------
Accrued distribution fees                                          7,352
------------------------------------------------------------------------
Accrued administrative services fees                               2,792
------------------------------------------------------------------------
Accrued operating expenses                                         8,940
------------------------------------------------------------------------
    Total liabilities                                            196,388
------------------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING               $   29,619,474

========================================================================
Capital stock, $.001 par value per share:
  Authorized                                               1,000,000,000
------------------------------------------------------------------------
  Outstanding                                                 29,638,963
========================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE           $1.00

========================================================================



See Notes to Financial Statements.

FINANCIALS

STATEMENT OF OPERATIONS

For the six months ended September 30, 1995
(Unaudited)

INVESTMENT INCOME:

Interest income                                         $602,020
----------------------------------------------------------------

EXPENSES:

Advisory fees                                             51,663
----------------------------------------------------------------
Custodian fees                                             5,878
----------------------------------------------------------------
Administrative services fees                              17,099
----------------------------------------------------------------
Directors' fees and expenses                               2,546
----------------------------------------------------------------
Transfer agent fees                                       31,833
----------------------------------------------------------------
Distribution fees                                         14,761
----------------------------------------------------------------
Other                                                     30,636
----------------------------------------------------------------
    Total expenses                                       154,416
----------------------------------------------------------------
Net investment income                                    447,604
----------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT SECURITIES:

Net realized gain on sales of investment securities        4,113
----------------------------------------------------------------
Net unrealized appreciation of investment securities         885
----------------------------------------------------------------
    Net gain on investment securities                      4,998
----------------------------------------------------------------
Net increase in net assets resulting from operations    $452,602
================================================================


See Notes to Financial Statements.

FINANCIALS

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 1995 and the year ended March 31, 1995 (Unaudited)

                                                   SEPTEMBER 30,  MARCH 31,
                                                       1995         1995
OPERATIONS:

  Net investment income                             $   447,604  $   862,516
-----------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment
   securities                                             4,113      (52,241)
-----------------------------------------------------------------------------
  Net unrealized appreciation of investment
   securities                                               885        1,646
-----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                         452,602      811,921
-----------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                (432,617)    (853,604)
-----------------------------------------------------------------------------
Net increase (decrease) from capital stock
 transactions                                          (765,067)  (3,251,715)
-----------------------------------------------------------------------------
    Net increase (decrease) in net assets              (745,082)  (3,293,398)
-----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                30,364,556   33,657,954
-----------------------------------------------------------------------------
  End of period                                     $29,619,474  $30,364,556
=============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)        $29,638,963  $30,404,030
-----------------------------------------------------------------------------
  Undistributed net investment income                    23,899        8,912
-----------------------------------------------------------------------------
  Undistributed realized gain (loss) on sales of
   investment securities                                (46,708)     (50,821)
-----------------------------------------------------------------------------
  Unrealized appreciation of investment securities        3,320        2,435
-----------------------------------------------------------------------------
                                                    $29,619,474  $30,364,556
=============================================================================



See Notes to Financial Statements.

FINANCIALS

NOTES TO FINANCIAL STATEMENTS

September 30, 1995
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Cash Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios: AIM Tax-Exempt Cash Fund, AIM Tax-Exempt Bond Fund of Connecticut and the Intermediate Portfolio. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.
A. Security Valuations - The Fund invests only in securities which have maturities of 397 days or less from the date of purchase. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of premiums or original issue discounts.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date, adjusted for amortization of premiums and discounts on investments, and is recorded on the accrual basis. Discounts, other than original issue, are amortized to unrealized appreciation for financial reporting purposes. Dividends to shareholders are declared daily and are paid monthly.
C. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $1,710 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, through the year 2003. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.

FINANCIALS

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.35% of the Fund's average daily net assets. This agreement requires AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended September 30, 1995, the Fund reimbursed AIM $17,099 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the six months ended September 30, 1995, the Fund paid AFS $20,428 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") pursuant to which AIM Distributors serves as the distributor for the Fund. The Company has also adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the Fund whereby the Fund will pay AIM Distributors up to a maximum annual rate of 0.25% of the Fund's average daily net assets as compensation for services related to the sale and distribution of the Fund's shares. Currently, AIM Distributors has voluntarily elected to waive a portion of its compensation payable by the Fund such that the compensation paid pursuant to the Plan equals 0.10% per annum of the Fund's average daily net assets. This waiver may be rescinded by AIM Distributors at any time without further notice to investors. The Plan provides that of the aggregate amount payable under the Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund in amounts of up to 0.25% of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions may be characterized as a service fee, and that payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund. As a result of AIM Distributors' waiver of compensation due from the Fund, payments to dealers and other financial institutions by that Fund will be limited to 0.10% of the Fund's average daily net assets. During the six months ended September 30, 1995, the Fund paid AIM Distributors $14,761 as compensation pursuant to the Plan. Certain officers and directors of the company are officers of AIM, AFS, and AIM Distributors.
 The Fund paid legal fees of $1,243 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Fund's Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

FINANCIALS

NOTE 4 - CAPITAL STOCK

Changes in capital stock outstanding during the six months ended September 30, 1995 and the year ended March 31, 1995 were as follows:

                                September 30,               March 31,
                                    1995                       1995
                           ------------------------  -------------------------
                             Shares        Value       Shares        Value
                           -----------  -----------  -----------  ------------
Sold                        22,389,563  $22,389,563   57,113,755  $ 57,113,755
-------------------------  -----------  -----------  -----------  ------------
Issued as reinvestment of
 dividends                     419,779      419,779      813,463       813,463
-------------------------  -----------  -----------  -----------  ------------
Reacquired                 (23,574,409) (23,574,409) (61,178,933)  (61,178,933)
-------------------------  -----------  -----------  -----------  ------------
                              (765,067) $  (765,067)  (3,251,715) $ (3,251,715)
                           ===========  ===========  ===========  ============

NOTE 5 - FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a Fund share outstanding during the six months ended September 30, 1995, the year ended March 31, 1995, the three months ended March 31, 1994 and each of the years in the seven-year period ended December 31, 1993.

                                           March 31,
                         September 30,  -------------------
                             1995        1995        1994
                         -------------  -------     -------
Net asset value,
 beginning of period        $  1.00     $  1.00     $  1.00
-----------------------     -------     -------     -------
Income from investment
 operations:
 Net investment income         0.02        0.03       0.004
-----------------------     -------     -------     -------
Less distributions:
 Dividends from net
  investment income           (0.02)      (0.03)     (0.004)
-----------------------     -------     -------     -------
Net asset value, end of
 period                     $  1.00     $  1.00     $  1.00
=======================     =======     =======     =======
Total return                   2.94%(b)    2.54%       1.73%(b)
=======================     =======     =======     =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000s omitted)      $29,619     $30,365     $33,658
=======================     =======     =======     =======
Ratio of expenses to
 average net assets            1.05%(c)    1.01%(d)    1.00%(b)(d)
=======================     =======     =======     =======
Ratio of net investment
 income to average net
 assets                        3.03%(c)    2.53%(d)    1.75%(b)(d)
=======================     =======     =======     =======
                                              December 31,
                         --------------------------------------------------------------------
                          1993       1992(a)      1991     1990     1989     1988     1987
                         ----------- ----------- -------- -------- -------- -------- --------
Net asset value,
 beginning of period     $  1.00     $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
------------------------ ----------- ----------- -------- -------- -------- -------- --------
Income from investment
 operations:
 Net investment income      0.02        0.02        0.04     0.05     0.05     0.05     0.04
------------------------ ----------- ----------- -------- -------- -------- -------- --------
Less distributions:
 Dividends from net
  investment income        (0.02)      (0.02)      (0.04)   (0.05)   (0.05)   (0.05)   (0.04)
------------------------ ----------- ----------- -------- -------- -------- -------- --------
Net asset value, end of
 period                  $  1.00     $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
======================== =========== =========== ======== ======== ======== ======== ========
Total return                1.78%       2.42%       3.91%    5.17%    5.62%    4.65%    3.95%
======================== =========== =========== ======== ======== ======== ======== ========
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000s omitted)   $35,230     $41,291     $43,366  $43,302  $45,995  $51,597  $54,616
======================== =========== =========== ======== ======== ======== ======== ========
Ratio of expenses to
 average net assets         1.00%(e)    0.98%(f)    0.98%    0.99%    0.93%    0.83%    0.72%
======================== =========== =========== ======== ======== ======== ======== ========
Ratio of net investment
 income to average net
 assets                     1.76%(e)    2.42%(f)    3.87%    5.05%    5.48%    4.54%    3.87%
======================== =========== =========== ======== ======== ======== ======== ========

(a) The Fund changed investment advisors on June 30, 1992.
(b) Annualized.
(c) Ratios are annualized and based on average daily net assets of $29,441,023. Annualized ratios of expenses and net investment income prior to waiver of distribution fees were 1.20% and 2.88%, respectively.
(d) After waiver of distribution fees. Ratios of expenses and net investment income to average net assets prior to waiver of distribution fees were 1.16% and 2.38%, respectively for the year ended March 31, 1995, and 1.14% and 1.61%, respectively for 1994.
(e) After waiver of advisory fees and expense reimbursements. Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees and expense reimbursements are 1.36% and 1.40%, respectively.
(f) After waiver of advisory fees. Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 1.00% and 2.40%, respectively.

DIRECTORS & OFFICERS


BOARD OF DIRECTORS                    OFFICERS                              OFFICE OF THE FUND

Charles T. Bauer                      Charles T. Bauer                      11 Greenway Plaza
Chairman and Chief Executive Officer  Chairman                              Suite 1919
A I M Management Group Inc.                                                 Houston, TX 77046
                                      Robert H. Graham
Bruce L. Crockett                     President                             INVESTMENT ADVISOR
Director, President, and Chief
Executive Officer                     John J. Arthur                        A I M Advisors, Inc.
COMSAT Corporation                    Senior Vice President and Treasurer   11 Greenway Plaza
                                                                            Suite 1919
Owen Daly II                          Gary T. Crum                          Houston, TX 77046
Director                              Senior Vice President
Cortland Trust Inc.                                                         TRANSFER AGENT
                                      Carol F. Relihan
Carl Frischling                       Vice President and Secretary          A I M Fund Services, Inc.
Partner                                                                     P.O. Box 4739
Kramer, Levin, Naftalis, Nessen,      Dana R. Sutton                        Houston, TX 77210-4739
Kamin & Frankel                       Vice President
                                      and Assistant Treasurer               CUSTODIAN
Robert H. Graham
President                             Stuart W. Coco                        The Bank of New York
A I M Management Group Inc.           Vice President                        110 Washington Street
                                                                            New York, NY 10286
John F. Kroeger                       Melville B. Cox
Formerly, Consultant                  Vice President                        COUNSEL TO THE FUND
Wendell & Stockel Associates, Inc.
                                      Karen Dunn Kelley                     Ballard Spahr
Lewis F. Pennock                      Vice President                        Andrews & Ingersoll
Attorney                                                                    1735 Market Street
                                      P. Michelle Grace                     Philadelphia, PA 19103
Ian W. Robinson                       Assistant Secretary
Consultant, Former Executive                                                COUNSEL TO THE DIRECTORS
Vice President and                    Nancy L. Martin
Chief Financial Officer               Assistant Secretary                   Kramer, Levin, Naftalis,
Bell Atlantic Management                                                    Nessen, Kamin & Frankel
Services, Inc.                        Ofelia M. Mayo                        919 Third Avenue
                                      Assistant Secretary                   New York, NY 10022
Louis S. Sklar
Executive Vice President              Kathleen J. Pflueger                  DISTRIBUTOR
Hines Interests                       Assistant Secretary
Limited Partnership                                                         A I M Distributors, Inc.
                                      Samuel D. Sirko                       11 Greenway Plaza
                                      Assistant Secretary                   Suite 1919
                                                                            Houston, TX 77046
                                      Stephen I. Winer
                                      Assistant Secretary

                   A I M DISTRIBUTORS, INC.
[AIM LOGO          11 GREENWAY PLAZA, SUITE 1919
 APPEARS HERE]     HOUSTON, TEXAS 77046




THE AIM FAMILY OF FUNDS(R)

AGGRESSIVE GROWTH
        AIM Aggressive Growth Fund*
        AIM Constellation Fund
        AIM Global Aggressive Growth Fund
GROWTH
        AIM Global Growth Fund
        AIM Growth Fund
        AIM International Equity Fund
        AIM Value Fund
        AIM Weingarten Fund
GROWTH AND INCOME                                       [FULL PAGE PHOTO OF
        AIM Balanced Fund                                AIM MANAGEMENT GROUP
        AIM Charter Fund                                 OFFICE BUILDING]
INCOME AND GROWTH
        AIM Global Utilities Fund**
HIGH CURRENT INCOME
        AIM High Yield Fund
CURRENT INCOME
        AIM Global Income Fund
        AIM Income Fund
CURRENT TAX-FREE INCOME
        AIM Municipal Bond Fund
        AIM Tax-Exempt Bond Fund of Conn.
        AIM Tax-Free Intermediate Shares
CURRENT INCOME AND HIGH DEGREE OF SAFETY
        AIM Intermediate Government Fund***
HIGH DEGREE OF SAFETY AND CURRENT INCOME
        AIM Limited Maturity Treasury Shares
STABILITY, LIQUIDITY, AND CURRENT INCOME
        AIM Money Market Fund
STABILITY, LIQUIDITY, AND CURRENT TAX-FREE INCOME
        AIM Tax-Exempt Cash Fund

*AIM Aggressive Growth Fund was closed to new investors on July 18, 1995.** On May 1, 1995, AIM Utilities Fund broadened its investment strategy to permit up to 80% of its total assets to be invested in foreign securities and was renamed AIM Global Utilities Fund. ***On September 25, 1995, AIM Government Securities Fund became AIM Intermediate Government Fund. For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.